UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22481

                                                 Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                         New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                 New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc. Schedule of Investments September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 134.9%(a)

AEROSPACE & DEFENSE - 7.9%

Alion Science & Technology Corp. Tranche A Term Loan, 8.00%, 08/17/18(b)	2,083,333	2,052,083
Tranche B Term Loan, 11.00%,
08/16/19(b)	1,837,500	1,791,562
Camp International Holding Co.
2013 First Lien Replacement
Term Loan, 4.75%, 05/31/19	1,296,923	1,297,733
2013 Second Lien Replacement
Term Loan, 8.25%, 11/29/19	1,000,000	1,010,625
Deltek, Inc.
Second Lien Term Loan,
10.00%, 10/10/19	1,091,000	1,108,271
Photonis Technologies SAS
Term Loan, 8.50%, 09/18/19(b)	3,900,525	3,900,525
The SI Organization, Inc. (c)
First Lien Term Loan,
11/23/19(d)	660,727	664,652
Second Lien Term Loan, 9.00%,
05/23/20(b)	606,000	616,605
SRA International, Inc.
Term Loan, 6.50%, 07/20/18	3,573,772	3,578,239
TASC, Inc.
First Lien Term Loan, 6.50%,
05/22/20	1,566,075	1,510,777
Second Lien Term Loan,
12.00%, 05/21/21(e)	2,233,239	2,185,782
U.S. Joiner Holding Co.
Term Loan, 7.00%, 04/16/20(b)	2,487,500	2,481,281
WP CPP Holdings, LLC
First Lien Term Loan, 4.75%,
12/28/19	1,160,686	1,155,968

		23,354,103

AUTOMOTIVE - 1.1%

American Tire Distributors, Inc.
Delayed Draw Term Loan,
5.75%, 06/01/18	139,429	139,604
Initial Term Loan, 5.75%,
06/01/18	1,245,610	1,247,174
Fram Group Holdings,
Inc./Prestone Holdings, Inc.
Second Lien Term Loan,
01/29/18(d)	1,774,148	1,720,924
Transtar Holding Co.
First Lien Term Loan, 5.75%,
10/09/18	186,536	186,187

		3,293,889

BANKING, FINANCE, INSURANCE & REAL ESTATE - 11.6%

Amwins Group, LLC
First Lien New Term Loan,
09/06/19(d)	4,403,027	4,406,329
Asurion, LLC
Incremental Tranche B-1 Term
Loan, 5.00%, 05/24/19	4,446,974	4,431,698
Second Lien Term Loan, 8.50%,
03/03/21	1,562,000	1,583,478

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Hub International, Ltd.
Intial Term Loan, 4.25%,
10/02/20	1,256,695	1,231,561
Hyperion Finance S.a.r.l. (United
Kingdom)
Term Loan, 5.75%, 10/17/19(b)(f)	5,359,500	5,379,598
Institutional Shareholder Services, Inc.
First Lien Term Loan, 5.00%,
04/30/21(b)	3,241,875	3,225,666
Medical Card System, Inc.
Term Loan, 12.00%
09/17/15(b)(g)	4,718,084	4,647,313
MMM Holdings, Inc.
MMM Term Loan, 9.75%,
12/12/17	728,812	728,356
MSO of Puerto Rico, Inc.
MSO Term Loan, 9.75%,
12/12/17	529,860	529,529
National Financial Partners Corp.
2014 Specified Refinancing Term
Loan, 4.50%, 07/01/20	2,481,640	2,464,058
SG Acquisition, Inc.
Initial Term Loan, 6.25%,
08/19/21(b)	2,607,224	2,607,224
Walter Investment Management Corp.
Tranche B Term Loan, 4.75%,
12/18/20	2,927,375	2,809,372

		34,044,182

BEVERAGE, FOOD & TOBACCO - 5.7%

AdvancePierre Foods, Inc.
First Lien Term Loan, 5.75%,
07/10/17	700,350	701,663
ARG IH Corp.
Term Loan, 4.75%, 11/15/20	1,905,600	1,906,791
Arysta LifeScience SPC, LLC
First Lien Initial Term Loan,
4.50%, 05/29/20	1,191,911	1,182,972
Second Lien Term Loan, 8.25%,
11/30/20	1,028,000	1,036,995
Dave & Buster’s, Inc.
Term Loan, 4.50%, 07/25/20	948,398	942,471
Dole Food Co., Inc.
Tranche B Term Loan, 4.50%,
11/01/18	2,304,306	2,286,447
Hearthside Group Holdings, LLC
Term Loan, 4.50%, 06/02/21	1,637,895	1,631,409
Performance Food Group, Inc.
Second Lien Initial Term Loan,
6.25%, 11/14/19	1,036,369	1,035,073
PFS Holding Corp.
First Lien Term Loan, 4.50%,
01/31/21	2,796,945	2,359,922
Shearer’s Foods, LLC
First Lien Term Loan, 4.50%,
06/30/21	1,291,666	1,282,792

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)

Winebow Holdings, Inc. (The
Vintner Group, Inc.)
Second Lien Term Loan, 8.50%,
01/02/22(b)	2,260,897	2,249,593

		16,616,128

CAPITAL EQUIPMENT - 2.6%

Sensus U.S., Inc.
First Lien Term Loan,
05/09/17(d)	1,507,366	1,479,102
Tank Holding Corp. (Roto
Acquisition Corp.)
First Lien Term Loan, 4.25%,
07/09/19	2,905,048	2,890,886
Zebra Technologies Corp.
Term Loan B, 10/27/21(d)	3,220,647	3,220,647

		7,590,635

CHEMICALS, PLASTICS & RUBBER - 2.0%

AI Chem & Cy S.C.A.
(Luxembourg)
Tranche B-1 Term Loan, 4.50%,
10/03/19(f)	425,806	424,477
Tranche B-2 Term Loan, 4.50%,
10/03/19(f)	220,930	220,241
Cyanco Intermediate Corp.
Term Loan, 5.50%, 05/01/20	2,767,607	2,764,147
Tronox Pigments B. V.
(Netherlands)
New Term Loan, 4.00%,
03/19/20(f)	734,697	730,336
Univar, Inc.
Term Loan B, 5.00%, 06/30/17	1,723,583	1,708,140

		5,847,341

CONSUMER GOODS: DURABLE - 0.5%

Bluestem Brands, Inc.
Term Loan, 7.50%, 12/06/18	1,024,371	1,027,573
Britax U.S. Holdings, Inc.
First Lien Term Loan B, 4.50%,
10/15/20	465,086	380,594

		1,408,167

CONSUMER GOODS: NON-DURABLE - 7.4%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, 5.50%,
05/27/21	3,532,250	3,527,835
BRG Sports, Inc.
First Lien Term Loan, 6.50%,
04/15/21(b)	2,082,130	2,097,746
Fender Musical Instruments Corp.
Initial Term Loan, 5.75%,
04/03/19	443,750	444,121
Herff Jones, Inc.
Term Loan B, 5.50%, 06/25/19	3,651,333	3,655,897
The Men’s Wearhouse, Inc.
Tranche B Term Loan,
06/18/21(d)	3,430,000	3,415,697

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE (continued)

Nine West Holdings, Inc.
Unsecured Initial Term Loan,
6.25%, 01/08/20(b)	1,000,000	935,000
Initial Term Loan, 4.75%,
10/08/19	1,316,700	1,275,553
Polyconcept Investments B.V.
Term Loan, 06/28/19(d)	3,791,073	3,786,334
The Topps Co., Inc.
Term Loan, 7.25%, 10/02/18(b)	2,511,025	2,479,637

		21,617,820

CONTAINERS, PACKAGING & GLASS - 1.6%

Berlin Packaging LLC
Term Loan B, 5.75%, 04/02/19	495,000	495,156
BWAY Intermediate Co., Inc.
Initial Term Loan, 5.50%,
08/14/20	1,541,590	1,542,562
Pelican Products, Inc.
First Lien Term Loan, 5.25%,
04/10/20	2,779,167	2,784,378

		4,822,096

ENERGY: OIL & GAS - 9.5%

American Energy-Marcellus, LLC
First Lien Initial Term Loan,
08/04/20(d)	3,061,946	3,044,723
Atlas Energy, L.P.
Term Loan, 6.50%, 07/31/19(b)	1,247,400	1,258,315
Azure Midstream Energy, LLC
Term Loan, 6.50%, 11/15/18(b)	864,920	858,433
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term
Loan, 8.75%, 07/30/21	2,733,766	2,699,594
Chief Exploration & Development, LLC
Second Lien Term Loan, 7.50%,
05/16/21	2,380,000	2,384,462
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, 6.00%,
03/31/21	3,249,831	3,123,900
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, 07/25/21	1,777,080	1,728,210
EMG Utica, LLC
Term Loan, 4.75%, 03/27/20(b)	1,553,000	1,554,941
HGIM Corp.
Term Loan A, 5.00%, 06/18/18(b)	4,897,383	4,866,774
Pacific Drilling S.A. (Luxembourg)
Term Loan, 4.50%, 06/03/18(f)	1,265,975	1,227,996
Power Buyer, LLC
First Lien Delayed Draw Term
Loan, 4.25%, 05/06/20	48,565	47,715
First Lien Initial Term Loan,
4.25%, 05/06/20	911,799	895,843
Southcross Energy Partners, L.P.
Initial Term Loan, 5.25%,
08/04/21	342,979	343,087
Southcross Holdings Borrower, L.P.
Term Loan, 6.00%, 08/04/21	869,502	869,502

2	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Sprint Industrial Holdings, Inc.
First Lien Term Loan, 7.00%,
05/14/19(b)	2,168,381	2,173,802
W3 Co.
First Lien Term Loan, 5.75%,
03/13/20	924,848	923,692

		28,000,989

ENVIRONMENTAL INDUSTRIES - 1.4%

Emerald 2, Ltd. (United Kingdom)
Term Loan, 05/14/21(d)(f)	4,170,000	4,151,756

FOREST PRODUCTS & PAPER - 0.8%

Caraustar Industries, Inc.
Term Loan, 7.50%, 05/01/19	2,321,454	2,335,963

HEALTHCARE & PHARMACEUTICALS - 12.1%

ABB/Con-Cise Optical Group LLC
Term Loan B-1, 4.50%, 02/06/19	1,514,083	1,498,942
Amneal Pharmaceuticals, LLC
Term Loan B, 4.75%, 11/01/19	2,702,998	2,702,998
Ardent Medical Services, Inc.
First Lien Term Loan, 6.75%,
07/02/18	2,907,827	2,923,572
ATI Holdings, Inc.
Term Loan, 5.00%, 12/20/19	1,082,715	1,089,482
InVentiv Health, Inc.
Term Loan B-3, 7.75%, 05/15/18	725,539	724,331
Opal Acquisition, Inc.
First Lien Term Loan, 5.00%,
11/27/20	7,523,018	7,518,390
Premier Dental Services, Inc.
First Lien Term Loan, 6.00%,
11/01/18	5,215,666	5,189,588
Smile Brands Group, Inc.
Term Loan, 7.50%, 08/16/19	4,356,000	4,272,517
Steward Health Care System, LLC
Term Loan, 6.75%, 04/10/20	3,266,003	3,261,921
STHI Holding Corp.
Initial Term Loan, 08/06/21(d)	3,996,062	3,967,350
Surgery Center Holdings, Inc.
First Lien Term Loan,
11/03/20(b)(d)	1,660,944	1,658,868
U.S. Renal Care, Inc.
Second Lien Term Loan,
10.25%, 01/03/20(b)	818,000	828,225

		35,636,184

HIGH TECH INDUSTRIES - 6.2%

The Active Network, Inc. (Lanyon, Inc.)
First Lien Term Loan, 5.50%,
11/13/20	1,461,648	1,454,033
Flexera Software, LLC
First Lien Term Loan, 4.50%,
04/02/20	1,249,384	1,241,575

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Freescale Semiconductor, Inc.
Tranche B5 Term Loan, 5.00%,
01/15/21	1,930,500	1,926,736
GTCR Valor Companies, Inc.
First Lien Initial Term Loan,
05/30/21(d)	1,146,972	1,140,761
Kronos Inc.
First Lien Incremental Term
Loan, 4.50%, 10/30/19	1,997,995	1,988,005
Landslide Holdings, Inc. (Crimson
Acquisition Corp.)
First Lien New Term Loan,
5.00%, 02/25/20	4,414,920	4,409,401
Second Lien Term Loan, 8.25%,
02/25/21	563,000	557,370
MSC.Software Corp.
First Lien Initial Term Loan,
5.00%, 05/29/20(b)	1,785,525	1,781,061
Vision Solutions, Inc.
First Lien Term Loan, 6.00%,
07/23/16(b)	3,747,428	3,738,059

		18,237,001

HOTEL, GAMING & LEISURE - 5.5%

CCM Merger, Inc. (MotorCity
Casino Hotel)
Term Loan B, 4.50%, 08/06/21	621,031	616,377
Centaur Acquisition, LLC
Second Lien Term Loan, 8.75%,
02/20/20	826,000	839,422
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Second Lien Term Loan, 7.75%,
07/29/22(f)	1,601,769	1,598,766
Delta 2 (Lux) S.a.r.l. (United
Kingdom)
Facility B3 (USD), 4.75%,
07/30/21(f)	4,605,263	4,556,332
Deluxe Entertainment Services
Group, Inc.
Initial Term Loan, 02/28/20(d)	667,252	620,544
Diamond Resorts Corp.
Term Loan, 5.50%, 05/09/21(b)	906,728	906,728
Equinox Holdings, Inc.
New Initial First Lien Term Loan,
01/31/20(d)	1,948,071	1,924,937
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 11/19/19	1,096,911	1,080,457
Peppermill Casinos, Inc.
Term Loan B, 7.25%, 11/09/18	1,964,929	1,996,250
Planet Fitness Holdings, LLC
Term Loan, 4.75%, 03/31/21	1,333,300	1,334,407
Scientific Games Corp.
Term Loan B2, 10/01/21(d)	628,234	617,013

		16,091,233

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 8.9%

Acosta Holdco, Inc.
Initial Term Loan, 5.00%,
09/26/21	4,577,669	4,577,669

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)

ALM Media, LLC
First Lien Term Loan, 5.50%,
07/31/20	3,996,168	3,981,182
F & W Media, Inc.
Term Loan, 7.75%, 06/30/19	3,949,588	3,949,588
Merrill Communications, LLC
Term Loan, 5.75%, 03/08/18	3,734,455	3,790,472
The Reader’s Digest Association, Inc.
Term Loan, 12.50%, 09/30/15(b)	3,004,805	2,895,881
Springer SBM Two GmbH (Germany)
Initial Term Loan B3, 4.75%,
08/14/20(f)	4,997,615	4,922,650
Telecommunications Management, LLC
Term Loan, 4.75%, 09/30/20	1,989,975	1,994,124

		26,111,566

MEDIA: BROADCASTING & SUBSCRIPTION - 9.5%

Charter Communications
Operating, LLC
Term Loan G, 4.25%, 09/10/21	3,475,506	3,471,353
Emmis Communications Corp.
Term Loan, 5.75%, 06/10/21	2,000,000	1,997,500
Granite Broadcasting Corp.
First Lien Tranche B Term Loan,
6.75%, 05/23/18(b)	1,971,059	1,973,523
Hargray Communications Group, Inc. (HCP Acquisition, LLC)
Term Loan B, 4.75%, 06/26/19	2,270,263	2,274,996
Hemisphere Media Holdings, LLC
(Intermedia Espanol, Inc.)
New Term Loan B, 07/30/20(d)	2,564,030	2,557,620
Numericable U.S., LLC
Dollar Denominated Tranche B-1
Term Loan, 4.50%, 05/21/20	1,597,738	1,589,606
Dollar Denominated Tranche B-2
Term Loan, 4.50%, 05/21/20	1,382,262	1,375,226
SESAC Holdco II, LLC
First Lien Term Loan, 5.00%,
02/07/19	913,114	911,402
Telecommunications Management, LLC
First Lien Initial Term Loan,
4.75%, 04/30/20	1,016,296	1,015,661
Second Lien Initial Term Loan,
9.00%, 10/30/20(b)	710,475	714,027
WideOpenWest Finance, LLC
Term Loan B, 4.75%, 04/01/19	5,157,667	5,149,053
William Morris Endeavor
Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, 5.25%,
05/06/21	5,037,375	4,974,408

		28,004,375

	Principal Amount ($)	Value ($)

MEDIA: DIVERSIFIED & PRODUCTION - 1.7%

Tech Finance & Co. S.C.A.
(Luxembourg)
U.S. Term Loan, 07/11/20(d)(f)	4,926,296	4,932,947

METALS & MINING - 0.7%

Oxbow Carbon, LLC (Oxbow
Calcining, LLC)
Term Loan B, 8.00%, 01/19/20	2,000,000	2,015,000

RETAIL - 3.2%

Charming Charlie, LLC
Initial Term Loan, 9.00%,
12/24/19	5,322,159	5,342,117
HMK Intermediate Holdings, LLC
Term Loan, 5.00%, 03/30/19(b)	1,127,000	1,115,730
Smart & Final, Inc.
First Lien Term Loan, 4.75%,
11/15/19	2,245,543	2,244,151
Vince, LLC (Vince Intermediate
Holding, LLC)
Term Loan B, 5.75%, 11/27/19	708,686	710,014

		9,412,012

SERVICES: BUSINESS - 14.2%

Aptean, Inc.
First Lien Term Loan, 5.25%,
02/26/20	3,505,385	3,492,240
ARC Document Solutions, Inc.
Term Loan B, 6.25%, 12/20/18	2,241,000	2,257,808
Brock Holdings III, Inc.
First Lien Term Loan, 6.00%,
03/16/17	1,407,998	1,379,838
Catalent Pharma Solutions, Inc.
Dollar Term Loan, 05/20/21(d)	3,248,625	3,235,760
EIG Investors Corp.
Term Loan, 5.00%, 11/09/19	3,297,761	3,296,738
Element Materials Technology
Group U.S. Holdings, Inc.
Term Loan B, 5.25%, 08/06/21	756,410	756,410
Evergreen Skills Lux S.a.r.l.
(Luxembourg)
First Lien Initial Term Loan,
5.75%, 04/28/21(f)	1,040,000	1,022,668
GCA Services Group, Inc.
Second Lien Initial Term Loan,
9.25%, 11/01/20	834,400	836,486
Genex Holdings, Inc.
First Lien Term Loan B, 5.25%,
05/28/21	990,518	988,660
IBC Capital, Ltd.
First Lien Initial Term Loan,
09/09/21(d)	2,643,478	2,636,869
Second Lien Term Loan,
08/05/22(d)	529,000	529,992
Infogroup, Inc.
Term Loan B, 7.50%, 05/26/18	3,887,309	3,675,956
Nord Anglia Education Finance, LLC
Initial Term Loan, 4.50%,
03/31/21	2,074,800	2,064,426

4	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Onex Carestream Finance, L.P.
First Lien 2013 Term Loan,
5.00%, 06/07/19	4,056,545	4,056,911
Second Lien Term Loan, 9.50%,
12/07/19	1,000,000	1,007,190
SGS Cayman, L.P. (Cayman Islands)
Term Loan, 7.25%, 03/06/19(b)(f)	1,425,652	1,429,216
SNL Financial, LC
New Term Loan, 4.50%,
10/23/18	946,246	946,246
Stafford Logistics, Inc. (dba
Custom Ecology, Inc.)
Term Loan, 6.75%, 06/26/19(b)	2,513,188	2,478,631
Sutherland Global Services, Inc.
U.S. Tranche Term Loan, 7.25%,
03/06/19(b)	3,156,798	3,164,690
Transfirst Holdings, Inc.
Second Lien Term Loan B-1,
8.00%, 06/27/18	2,500,000	2,493,750

		41,750,485

SERVICES: CONSUMER - 3.3%

Burger King Corp.
Term Loan B, 09/24/21(d)	2,133,826	2,122,260
Laureate Education, Inc.
2018 New Series Extended Term
Loan, 5.00%, 06/15/18	5,229,063	5,024,240
NVA Holdings, Inc.
First Lien Term Loan, 4.75%,
08/14/21	1,463,000	1,460,264
Second Lien Term Loan, 8.00%,
08/14/22	955,026	952,638

		9,559,402

TELECOMMUNICATIONS - 12.0%

Avaya, Inc.
Term Loan B-3, 4.65%, 10/26/17	2,249,955	2,149,764
Term Loan B-6, 6.50%, 03/31/18	1,994,130	1,982,085
Global Tel*Link Corp.
First Lien Term Loan, 5.00%,
05/23/20	7,374,686	7,326,308
Grande Communications
Networks, LLC
Term Loan B, 4.50%, 05/29/20	4,046,956	4,034,309
Integra Telecom Holdings, Inc.
Replacement Term Loan,
02/22/19(d)	2,057,328	2,048,965
LTS Buyer, LLC (Sidera Networks, Inc.)
Second Lien Term Loan, 8.00%,
04/12/21	456,665	456,322
Ntelos, Inc.
Term Loan B, 5.75%, 11/09/19	4,039,294	4,037,598
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan,
4.75%, 04/30/20	2,563,137	2,542,312

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Second Lien Initial Term Loan,
9.00%, 04/30/21	2,800,000	2,789,500
The TelX Group, Inc.
Second Lien Initial Term Loan,
7.50%, 04/09/21	600,000	598,752
Term Loan B, 04/09/20(d)	2,384,025	2,350,136
U.S. TelePacific Corp.
Term Loan, 5.75%, 02/23/17	4,843,041	4,843,041

		35,159,092

TRANSPORTATION: CARGO - 2.8%

Carrix, Inc.
Term Loan, 01/07/19(d)	4,030,741	3,824,166
Commercial Barge Line Co.
First Lien Initial Term Loan,
7.50%, 09/22/19	1,117,975	1,124,264
OSG Bulk Ships, Inc.
Initial Term Loan, 5.25%,
08/05/19	1,052,363	1,048,858
Pilot Travel Centers, LLC
Term Loan B, 10/01/21(d)	2,341,483	2,342,455

		8,339,743

TRANSPORTATION: CONSUMER - 2.1%

Blue Bird Body Co.
Term Loan, 6.50%, 06/26/20(b)	1,477,941	1,459,467
Landmark Aviation FBO Canada,
Inc. (Canada)
Canadian Term Loan,
10/25/19(d)(f)	132,082	131,711
LM U.S. Member, LLC (LM U.S.
Corp. Acquisition, Inc.)
First Lien Initial Term Loan,
10/25/19(d)	3,327,787	3,318,436
Travel Leaders Group, LLC
Tranche B Term Loan, 7.00%,
12/05/18	1,175,625	1,170,482

		6,080,096

UTILITIES: ELECTRIC - 0.6%

Panda Sherman Power, LLC
Construction Term Loan
Advances, 9.00%, 09/14/18(b)	1,197,374	1,225,063
TerraForm Power Operating, LLC
Term Loan, 4.75%, 07/23/19	498,750	501,244

		1,726,307

Total Senior Loans (Cost $395,061,147)		396,138,512

Corporate Notes and Bonds - 8.9%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.1%

First Data Corp. 12.63%, 01/15/21	10,000,000	12,000,000

CHEMICALS, PLASTICS & RUBBER - 0.3%

Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(h)	723,000	737,460

See accompanying Notes to Schedule of Investments.	5

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

HEALTHCARE & PHARMACEUTICALS - 1.2%

Valeant Pharmaceuticals
International, Inc. (Canada)
7.50%, 07/15/21(f)(h)	3,200,000	3,436,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.5%

Anna Merger Sub, Inc.
7.75%, 10/01/22(h)	1,600,000	1,612,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.3%

Columbus International, Inc.
(Barbados)
7.38%, 03/30/21(f)(h)	1,285,000	1,341,219
Intelsat Jackson Holdings S.A.
(Luxembourg)
5.50%, 08/01/23(f)	1,000,000	958,750
Radio One, Inc.
9.25%, 02/15/20(h)	1,484,000	1,487,710

		3,787,679

MEDIA: DIVERSIFIED & PRODUCTION - 0.8%

SiTV, Inc.
10.38%, 07/01/19(h)	2,493,000	2,474,302

METALS & MINING - 0.1%

Murray Energy Corp.
8.63%, 06/15/21(h)	300,000	312,000

TELECOMMUNICATIONS - 0.6%

Avanti Communications Group PLC
(United Kingdom)
10.00%, 10/01/19(f)(h)	1,827,000	1,827,000

Total Corporate Notes and Bonds (Cost $24,594,447)		26,186,441

	Share Quantity	Value ($)

Common Stock - 0.6%

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%

The Reader’s Digest Association, Inc. (b)(i)	50,210	1,757,350

Total Common Stock (Cost $5,212,858)		1,757,350

Preferred Stock - 1.3%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.3%

Watford Holdings, Ltd. (Bermuda) 8.50% (b)(f)	160,000	3,920,000

Total Preferred Stock (Cost $3,920,000)		3,920,000

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(b)	54,913	13,728

Total Warrants (Cost $ — )		13,728

Total Investments-145.7% (Cost of $428,788,452) (j)		428,016,031
Other Assets & Liabilities, Net-5.1%		15,037,257
Loan Outstanding-(50.8)%		(149,269,000)

Net Assets (Applicable to Common Shares)-100.0%		293,784,288

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2014. Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Charger OpCo B.V. (Oak Tea, Inc.)	$3,693,609
GTCR Valor Companies, Inc.	865,442
The SI Organization, Inc.	88,137

Total Unfunded Loan Commitments	$4,647,188

(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	Fixed rate asset.
(f)	Foreign issuer traded in U.S. dollars.
(g)	Represents a payment-in-kind security which may pay interest in additional principal amount.

6	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

(h)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $13,227,691, or 4.50% of net assets.
(i)	Non income-producing asset.
(j)	Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$4,674,632
Gross unrealized depreciation	(5,454,662)

Net unrealized depreciation	$(780,030)

See accompanying Notes to Schedule of Investments.	7

Apollo Senior Floating Rate Fund Inc. Notes to Schedule of Investments September 30, 2014 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

8

Apollo Senior Floating Rate Fund Inc. Notes to Schedule of Investments September 30, 2014 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2014 is as follows:

Assets in Fair Value Hierarchy:	Fair Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$21,221,113	$21,221,113	$—	$—
Senior Loans	396,138,512	—	325,593,245	70,545,267
Corporate Notes and Bonds	26,186,441	—	26,186,441	—
Common Stock	1,757,350	—	—	1,757,350
Preferred Stock	3,920,000	—	—	3,920,000
Warrants	13,728	—	—	13,728

Total Assets	$449,237,144	$21,221,113	$351,779,686	$76,236,345

The Fund did not have any liabilities that were measured at fair value at September 30, 2014. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2014.

	Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Fair Value, beginning of period	$75,544,153	$71,714,454	$1,762,852	$2,058,610	$—	$8,237
Purchases	34,948,255	31,028,255	—	—	3,920,000	—
Sales	(31,488,516)	(29,725,664)	(1,762,852)	—	—	—
Accretion/(amortization) of discounts/(premiums)	149,614	149,614	—	—	—	—
Net realized gain/(loss)	328,993	233,140	95,853	—	—	—
Change in net unrealized appreciation/(depreciation)	(545,270)	(153,648)	(95,853)	(301,260)	—	5,491
Transfers into Level 3	16,678,255	16,678,255	—	—	—	—
Transfers out of Level 3	(19,379,139)	(19,379,139)	—	—	—	—

Total Fair Value, end of period	$76,236,345	$70,545,267	$—	$1,757,350	$3,920,000	$13,728

Investments were transferred into and out of Level 3 and into and out of Level 2 during the nine months ended September 30, 2014 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2014 was $(376,899).

9

Apollo Senior Floating Rate Fund Inc. Notes to Schedule of Investments (continued) September 30, 2014 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2014:

Assets	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range

Senior Loans	$70,545,267	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes
Common Stock	1,757,350	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes
Preferred Stock	3,920,000	Cost(1)	N/A	N/A	N/A
Warrants	13,728	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes

Total Fair Value	$76,236,345

(1) The Fund values its Level 3 investments in accordance with its fair valuation procedures. These investments are generally privately held securities. There may not be a secondary market for these securities, the issuer may be newly formed and/or there may be a limited number of investors seeking to purchase or sell these securities. The value of certain Level 3 securities may be estimated to approximate cost. The value of such securities is monitored utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that may affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and/or the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

10

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	November 21, 2014

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer (principal financial officer)

Date	November 21, 2014